Accounts Receivable, Net (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Accounts Receivables, Net [Abstract]
Allowance for doubtful accounts	¥ 0.1	¥ 0.1